Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Nuveen Real Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Real Asset Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The principal investment objective of the Fund is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 33 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 36 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-70 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual fee waivers currently in place are not renewed beyond April 30, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in securities issued by real asset related companies that are generating income at the time of purchase. Real asset related companies are defined as: (i) companies that are in the energy, telecommunications, utilities or materials sectors; (ii) companies in the real estate or transportation industry groups; (iii) companies, if not in one of these sectors or industries, that (a) derive at least 50% of their revenues or profits from the ownership, management, operation, development, construction, renovation, financing, or sale of real assets, or (b) have at least 50% of the fair market value of their assets invested in real assets; or (iv) pooled investment vehicles that primarily invest in the foregoing companies or that are otherwise designed primarily to provide investment exposure to real assets.

The categories of real assets on which the Fund will focus its investments are infrastructure and real estate. Infrastructure consists of the physical structures and networks upon which the operation, growth and development of a community depends, which include water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.

The Fund will invest in both equity securities and debt securities, but will not invest more than 40% of its net assets in debt securities. All or a portion of the Fund’s debt securities may be rated lower than investment grade (BB/Ba or lower). Equity securities in which the Fund may invest may be of any market capitalization, including small- and mid-capitalization companies, and include common stock, preferred securities, hybrid securities and convertible securities, as well as interests in real estate investment trusts (“REITs”), exchange-traded notes (“ETNs”), other investment companies (including exchange-traded funds (“ETFs”)) and equity securities issued by master limited partnerships (“MLPs”). Debt securities in which the Fund may invest include corporate debt obligations, mortgage-backed securities (“MBS”) and debt securities issued by MLPs.

The Fund will invest in non-U.S. securities, but will limit its exposure to emerging markets to 50% of its net assets at the time of purchase.

The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts. The Fund may use these derivatives to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates.

		In selecting securities for the Fund, the sub-adviser will utilize a team-based investment philosophy and primarily employ a bottom-up approach that relies on fundamental research by its Real Assets Team and its Taxable Fixed Income Team. The sub-adviser will complement its bottom-up approach with top-down research.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Convertible Security Risk—The value of the Fund’s convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

ETN Risk—Like other index-tracking instruments, ETNs are subject to the risk that the value of the index may decline, at times sharply and unpredictably. In addition, ETNs—which are debt instruments—are subject to risk of default by the issuer.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—The Fund’s income could decline during periods of falling interest rates.

Infrastructure Sector Risk—Because the Fund invests significantly in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Master Limited Partnership Risk—An investment in an MLP exposes the Fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Mortgage-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Other Investment Companies Risk—When the Fund invests in other investment companies, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, the Fund is exposed to the risks to which the other investment companies may be subject.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

		Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the two-year period ended December 31, 2013, the Fund’s highest and lowest quarterly returns were 6.02% and -2.40%, respectively, for the quarters ended September 30, 2012 and June 30, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Nuveen Real Asset Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	959
5 Years	rr_ExpenseExampleYear05	1,252
10 Years	rr_ExpenseExampleYear10	2,081
1 Year	rr_ExpenseExampleNoRedemptionYear01	687
3 Years	rr_ExpenseExampleNoRedemptionYear03	959
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,252
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,081
2012	rr_AnnualReturn2012	17.22%
2013	rr_AnnualReturn2013	6.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.40%)
1 Year	rr_AverageAnnualReturnYear01	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.92%
1 Year	rr_ExpenseExampleYear01	195
3 Years	rr_ExpenseExampleYear03	638
5 Years	rr_ExpenseExampleYear05	1,108
10 Years	rr_ExpenseExampleYear10	2,407
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	638
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,407
1 Year	rr_AverageAnnualReturnYear01	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	332
5 Years	rr_ExpenseExampleYear05	589
10 Years	rr_ExpenseExampleYear10	1,324
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	332
5 Years	rr_ExpenseExampleNoRedemptionYear05	589
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,324
1 Year	rr_AverageAnnualReturnYear01	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	11.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.44%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Nuveen Real Asset Income Fund | Real Asset Income Blend (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%
Nuveen Real Asset Income Fund | Lipper Global Flexible Portfolio Classification Average (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.90%
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through April 30, 2015 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.